Related Party Transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Base salary and incentives		$ 20	$ 22	$ 21
Post-employment benefits		3	2	2
Share-based payments	[1]	32	43	31
Total key management personnel compensation		$ 55	$ 67	$ 54

[1]	Amounts included in share-based payments are the fair values of awards granted in the year.